(Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other long-term assets	CAD 34.5	CAD 36.7
Reclamation Fund Reconciliation [Roll Forward]
Balance, beginning of year	425.2
Balance, end of year	355.3	425.2
Investment tax credit	15.8	14.0
Reclamation fund
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other long-term assets	18.7	22.7
Reclamation Fund Reconciliation [Roll Forward]
Balance, beginning of year	22.7	49.5
Contributions	22.5	0.0
Expenditures	(26.5)	(26.8)
Balance, end of year	CAD 18.7	22.7
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Other long-term assets		CAD 14.0	$ 15.8